Risk management (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Central [Member] | 2018 [Member]
Gross Domestic Product Growth Rate					1.20%
ComEX Growth Rate					8.20%
Commodities Price Index					136.4
Interest Rate FED Rate					2.40%
Currency Index					94.6
PMI Index					51.0
Central [Member] | 2019 [Member]
Gross Domestic Product Growth Rate				2.20%
ComEX Growth Rate				4.60%
Commodities Price Index				134.6
Interest Rate FED Rate				3.00%
Currency Index				99.0
PMI Index				50.5
Central [Member] | 2020 [Member]
Gross Domestic Product Growth Rate			2.70%
ComEX Growth Rate			4.40%
Commodities Price Index			130.7
Interest Rate FED Rate			3.10%
Currency Index			101.5
PMI Index			50.4
Central [Member] | 2021 [Member]
Gross Domestic Product Growth Rate		2.70%
ComEX Growth Rate		6.80%
Commodities Price Index		128.0
Interest Rate FED Rate		3.60%
Currency Index		103.5
PMI Index		50.3
Central [Member] | 2022 [Member]
Gross Domestic Product Growth Rate	2.80%
ComEX Growth Rate	6.90%
Commodities Price Index	126.1
Interest Rate FED Rate	4.30%
Currency Index	105.6
PMI Index	50.1
Upside [Member] | 2018 [Member]
Gross Domestic Product Growth Rate					2.70%
ComEX Growth Rate					11.80%
Commodities Price Index					152.5
Interest Rate FED Rate					2.10%
Currency Index					90.6
PMI Index					53.3
Upside [Member] | 2019 [Member]
Gross Domestic Product Growth Rate				3.50%
ComEX Growth Rate				9.60%
Commodities Price Index				149.8
Interest Rate FED Rate				2.70%
Currency Index				95.0
PMI Index				54.5
Upside [Member] | 2020 [Member]
Gross Domestic Product Growth Rate			3.60%
ComEX Growth Rate			10.20%
Commodities Price Index			148.2
Interest Rate FED Rate			2.80%
Currency Index			97.5
PMI Index			55.2
Upside [Member] | 2021 [Member]
Gross Domestic Product Growth Rate		3.80%
ComEX Growth Rate		10.50%
Commodities Price Index		148.7
Interest Rate FED Rate		3.40%
Currency Index		99.5
PMI Index		55.7
Upside [Member] | 2022 [Member]
Gross Domestic Product Growth Rate	3.80%
ComEX Growth Rate	10.60%
Commodities Price Index	151.0
Interest Rate FED Rate	4.00%
Currency Index	101.6
PMI Index	56.1
Downside [Member] | 2018 [Member]
Gross Domestic Product Growth Rate					0.40%
ComEX Growth Rate					4.10%
Commodities Price Index					109.3
Interest Rate FED Rate					2.60%
Currency Index					98.6
PMI Index					50.1
Downside [Member] | 2019 [Member]
Gross Domestic Product Growth Rate				1.10%
ComEX Growth Rate				1.80%
Commodities Price Index				103.0
Interest Rate FED Rate				3.20%
Currency Index				103.0
PMI Index				48.9
Downside [Member] | 2020 [Member]
Gross Domestic Product Growth Rate			1.30%
ComEX Growth Rate			2.50%
Commodities Price Index			97.8
Interest Rate FED Rate			3.30%
Currency Index			105.5
PMI Index			48.4
Downside [Member] | 2021 [Member]
Gross Domestic Product Growth Rate		1.40%
ComEX Growth Rate		2.70%
Commodities Price Index		94.2
Interest Rate FED Rate		3.90%
Currency Index		107.5
PMI Index		48.0
Downside [Member] | 2022 [Member]
Gross Domestic Product Growth Rate	1.50%
ComEX Growth Rate	2.80%
Commodities Price Index	91.9
Interest Rate FED Rate	4.50%
Currency Index	109.6
PMI Index	47.7